SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			72 Months Ended	78 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Jun. 30, 2014	Apr. 30, 2014
Accounting Policies [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	0.01%		0.01%		0.03%	50.00%		0.03%	0.01%
Income Taxes Receivable, Current	$ 0		$ 0		$ 147,997	$ 242,016		$ 147,997	$ 0	$ 147,997
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0	$ 147,997	$ 242,016	$ 236,874	$ 626,887	$ 626,887